Trade receivables (Details 4) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of provision matrix [line items]
Total trade receivables, net	$ 8,217	$ 8,301
Trade receivables [member]
Disclosure of provision matrix [line items]
Total trade receivables, net	8,217	8,301
Trade receivables [member] | USD
Disclosure of provision matrix [line items]
Total trade receivables, net	3,311	3,466
Trade receivables [member] | EUR
Disclosure of provision matrix [line items]
Total trade receivables, net	1,668	1,384
Trade receivables [member] | JPY
Disclosure of provision matrix [line items]
Total trade receivables, net	437	466
Trade receivables [member] | CNY
Disclosure of provision matrix [line items]
Total trade receivables, net	208	279
Trade receivables [member] | RUB
Disclosure of provision matrix [line items]
Total trade receivables, net	288	341
Trade receivables [member] | BRL
Disclosure of provision matrix [line items]
Total trade receivables, net	148	165
Trade receivables [member] | GBP
Disclosure of provision matrix [line items]
Total trade receivables, net	191	202
Trade receivables [member] | AUD
Disclosure of provision matrix [line items]
Total trade receivables, net	153	125
Trade receivables [member] | CHF
Disclosure of provision matrix [line items]
Total trade receivables, net	124	89
Trade receivables [member] | CAD
Disclosure of provision matrix [line items]
Total trade receivables, net	125	129
Trade receivables [member] | Others
Disclosure of provision matrix [line items]
Total trade receivables, net	$ 1,564	$ 1,655